Certain transactions (Schedule of Fair Value of Consideration Transferred - Bernstein, Dreyer & Mikulic GbR) (Details) - Bernstein, Dreyer & Mikulic GbR [Member] $ in Thousands	1 Months Ended
Dec. 31, 2025 USD ($)
Business Acquisition [Line Items]
Cash paid	$ 11,618
Fair value of earn-out	93
Total consideration	$ 11,711